Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,
	2014	2013
Customer List
Balance At Beginning Of Year	$11,970	$61,974
Amortization	11,970	50,004
Balance At End Of Year	—	11,970
Total Intangibles	—	11,970
Goodwill	1,199,754	1,199,754
Total	$1,199,754	$1,211,724

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2014 and September 30, 2013 for fiscal years ended December 31, 2014 and 2013, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no write-down of goodwill for the years ended December 31, 2014 and 2013 or for the nine months ended December 31, 2012.